Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series Fund, Inc.
Entity Central Index Key	0000319108
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000010830
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Portfolio
Trading Symbol	LGCCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 25.61%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Advantage Large Cap Core Portfolio	Russell 1000® Index
Jan 15	$9,506	$9,725
Feb 15	$10,167	$10,287
Mar 15	$10,021	$10,159
Apr 15	$10,036	$10,231
May 15	$10,235	$10,365
Jun 15	$10,075	$10,171
Jul 15	$10,311	$10,367
Aug 15	$9,694	$9,743
Sep 15	$9,404	$9,476
Oct 15	$10,186	$10,243
Nov 15	$10,189	$10,277
Dec 15	$10,060	$10,092
Jan 16	$9,378	$9,549
Feb 16	$9,260	$9,545
Mar 16	$9,893	$10,210
Apr 16	$9,829	$10,266
May 16	$9,996	$10,446
Jun 16	$9,863	$10,469
Jul 16	$10,258	$10,868
Aug 16	$10,365	$10,882
Sep 16	$10,377	$10,891
Oct 16	$10,266	$10,679
Nov 16	$10,898	$11,100
Dec 16	$11,135	$11,308
Jan 17	$11,381	$11,536
Feb 17	$11,902	$11,982
Mar 17	$11,873	$11,990
Apr 17	$12,082	$12,116
May 17	$12,156	$12,271
Jun 17	$12,197	$12,357
Jul 17	$12,444	$12,601
Aug 17	$12,532	$12,641
Sep 17	$12,861	$12,910
Oct 17	$13,131	$13,206
Nov 17	$13,506	$13,609
Dec 17	$13,611	$13,761
Jan 18	$14,513	$14,516
Feb 18	$14,059	$13,983
Mar 18	$13,807	$13,666
Apr 18	$13,774	$13,712
May 18	$14,070	$14,062
Jun 18	$14,115	$14,153
Jul 18	$14,584	$14,642
Aug 18	$15,119	$15,146
Sep 18	$15,154	$15,204
Oct 18	$13,980	$14,128
Nov 18	$14,202	$14,415
Dec 18	$12,915	$13,102
Jan 19	$14,046	$14,200
Feb 19	$14,549	$14,681
Mar 19	$14,713	$14,937
Apr 19	$15,321	$15,540
May 19	$14,464	$14,550
Jun 19	$15,314	$15,571
Jul 19	$15,482	$15,813
Aug 19	$15,142	$15,523
Sep 19	$15,364	$15,792
Oct 19	$15,672	$16,127
Nov 19	$16,240	$16,736
Dec 19	$16,673	$17,220
Jan 20	$16,770	$17,238
Feb 20	$15,396	$15,830
Mar 20	$13,387	$13,738
Apr 20	$15,187	$15,553
May 20	$15,940	$16,374
Jun 20	$16,317	$16,736
Jul 20	$17,196	$17,716
Aug 20	$18,530	$19,016
Sep 20	$17,803	$18,321
Oct 20	$17,224	$17,879
Nov 20	$19,229	$19,985
Dec 20	$20,006	$20,830
Jan 21	$19,822	$20,658
Feb 21	$20,465	$21,257
Mar 21	$21,276	$22,061
Apr 21	$22,432	$23,249
May 21	$22,677	$23,359
Jun 21	$23,190	$23,944
Jul 21	$23,794	$24,442
Aug 21	$24,350	$25,149
Sep 21	$23,176	$23,994
Oct 21	$24,734	$25,659
Nov 21	$24,624	$25,315
Dec 21	$25,694	$26,340
Jan 22	$24,232	$24,855
Feb 22	$23,393	$24,173
Mar 22	$24,138	$24,989
Apr 22	$22,053	$22,761
May 22	$22,025	$22,727
Jun 22	$20,167	$20,823
Jul 22	$21,825	$22,763
Aug 22	$20,929	$21,889
Sep 22	$19,059	$19,863
Oct 22	$20,686	$21,456
Nov 22	$21,815	$22,617
Dec 22	$20,583	$21,302
Jan 23	$21,906	$22,730
Feb 23	$21,412	$22,189
Mar 23	$22,054	$22,891
Apr 23	$22,212	$23,175
May 23	$22,202	$23,283
Jun 23	$23,800	$24,855
Jul 23	$24,511	$25,710
Aug 23	$24,165	$25,260
Sep 23	$23,050	$24,073
Oct 23	$22,567	$23,491
Nov 23	$24,688	$25,685
Dec 23	$25,813	$26,953
Jan 24	$26,259	$27,329
Feb 24	$27,547	$28,805
Mar 24	$28,814	$29,728
Apr 24	$27,607	$28,463
May 24	$29,037	$29,804
Jun 24	$30,091	$30,790
Jul 24	$30,501	$31,238
Aug 24	$31,238	$31,979
Sep 24	$31,842	$32,663
Oct 24	$31,504	$32,434
Nov 24	$33,356	$34,522
Dec 24	$32,424	$33,560

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	25.61%	14.23%	12.48%
Russell 1000® Index...
	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 214,130,833
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 770,908
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$214,130,833
Number of Portfolio Holdings...
193
Net Investment Advisory Fees...
$770,908
Portfolio Turnover Rate...
115%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
3.2
Liabilities in Excess of Other Assets...
(2.3)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010833
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Trading Symbol	FDGRS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$55	0.47%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 31.51%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Capital Appreciation Portfolio	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,830	$9,700	$9,847
Feb 15	$10,499	$10,257	$10,503
Mar 15	$10,401	$10,095	$10,384
Apr 15	$10,519	$10,192	$10,436
May 15	$10,735	$10,323	$10,583
Jun 15	$10,640	$10,123	$10,396
Jul 15	$11,121	$10,335	$10,749
Aug 15	$10,374	$9,712	$10,096
Sep 15	$9,917	$9,471	$9,846
Oct 15	$10,767	$10,270	$10,694
Nov 15	$10,896	$10,301	$10,724
Dec 15	$10,727	$10,138	$10,567
Jan 16	$9,886	$9,635	$9,977
Feb 16	$9,655	$9,622	$9,973
Mar 16	$10,189	$10,275	$10,645
Apr 16	$10,114	$10,315	$10,548
May 16	$10,470	$10,500	$10,753
Jun 16	$10,280	$10,527	$10,711
Jul 16	$10,849	$10,915	$11,216
Aug 16	$10,906	$10,931	$11,160
Sep 16	$11,087	$10,933	$11,201
Oct 16	$10,814	$10,733	$10,938
Nov 16	$10,693	$11,131	$11,176
Dec 16	$10,769	$11,351	$11,314
Jan 17	$11,250	$11,566	$11,696
Feb 17	$11,727	$12,025	$12,182
Mar 17	$11,865	$12,039	$12,322
Apr 17	$12,230	$12,163	$12,604
May 17	$12,583	$12,334	$12,932
Jun 17	$12,666	$12,411	$12,898
Jul 17	$13,228	$12,666	$13,241
Aug 17	$13,343	$12,705	$13,483
Sep 17	$13,363	$12,967	$13,659
Oct 17	$14,020	$13,270	$14,188
Nov 17	$14,306	$13,677	$14,619
Dec 17	$14,394	$13,829	$14,733
Jan 18	$15,894	$14,621	$15,776
Feb 18	$15,582	$14,082	$15,363
Mar 18	$15,238	$13,724	$14,941
Apr 18	$15,536	$13,777	$14,994
May 18	$16,182	$14,108	$15,651
Jun 18	$16,522	$14,195	$15,801
Jul 18	$16,712	$14,724	$16,265
Aug 18	$17,403	$15,203	$17,155
Sep 18	$17,486	$15,290	$17,251
Oct 18	$15,646	$14,245	$15,708
Nov 18	$16,089	$14,535	$15,875
Dec 18	$14,738	$13,223	$14,510
Jan 19	$16,211	$14,282	$15,814
Feb 19	$16,766	$14,741	$16,380
Mar 19	$17,265	$15,027	$16,846
Apr 19	$18,025	$15,636	$17,607
May 19	$17,160	$14,642	$16,495
Jun 19	$18,295	$15,674	$17,628
Jul 19	$18,385	$15,899	$18,026
Aug 19	$18,251	$15,648	$17,888
Sep 19	$17,855	$15,940	$17,890
Oct 19	$18,170	$16,286	$18,394
Nov 19	$19,122	$16,877	$19,210
Dec 19	$19,570	$17,386	$19,790
Jan 20	$20,269	$17,379	$20,232
Feb 20	$19,209	$15,949	$18,854
Mar 20	$17,256	$13,979	$17,000
Apr 20	$19,823	$15,771	$19,515
May 20	$21,406	$16,522	$20,825
Jun 20	$22,267	$16,850	$21,732
Jul 20	$23,563	$17,801	$23,404
Aug 20	$25,636	$19,080	$25,819
Sep 20	$24,732	$18,355	$24,604
Oct 20	$23,982	$17,867	$23,769
Nov 20	$26,400	$19,823	$26,203
Dec 20	$27,430	$20,585	$27,408
Jan 21	$27,065	$20,377	$27,205
Feb 21	$27,469	$20,939	$27,199
Mar 21	$27,547	$21,856	$27,666
Apr 21	$29,627	$23,022	$29,548
May 21	$29,252	$23,183	$29,140
Jun 21	$31,133	$23,724	$30,968
Jul 21	$32,204	$24,288	$31,988
Aug 21	$33,258	$25,026	$33,184
Sep 21	$31,336	$23,863	$31,326
Oct 21	$33,347	$25,534	$34,039
Nov 21	$32,888	$25,357	$34,247
Dec 21	$33,250	$26,494	$34,971
Jan 22	$29,517	$25,123	$31,970
Feb 22	$28,046	$24,371	$30,612
Mar 22	$28,744	$25,276	$31,809
Apr 22	$24,779	$23,071	$27,968
May 22	$24,256	$23,114	$27,318
Jun 22	$22,104	$21,206	$25,154
Jul 22	$24,863	$23,161	$28,173
Aug 22	$23,043	$22,217	$26,861
Sep 22	$20,508	$20,170	$24,249
Oct 22	$21,333	$21,804	$25,667
Nov 22	$22,588	$23,022	$26,836
Dec 22	$20,752	$21,696	$24,782
Jan 23	$23,034	$23,059	$26,847
Feb 23	$22,504	$22,496	$26,528
Mar 23	$24,262	$23,322	$28,342
Apr 23	$24,598	$23,686	$28,621
May 23	$25,949	$23,789	$29,926
Jun 23	$27,797	$25,361	$31,972
Jul 23	$28,561	$26,176	$33,050
Aug 23	$28,600	$25,759	$32,753
Sep 23	$26,776	$24,531	$30,972
Oct 23	$26,421	$24,015	$30,531
Nov 23	$29,745	$26,208	$33,859
Dec 23	$31,046	$27,399	$35,358
Jan 24	$32,260	$27,859	$36,240
Feb 24	$34,587	$29,347	$38,713
Mar 24	$35,257	$30,291	$39,394
Apr 24	$33,553	$29,054	$37,723
May 24	$35,502	$30,494	$39,981
Jun 24	$37,876	$31,589	$42,677
Jul 24	$36,879	$31,973	$41,951
Aug 24	$37,787	$32,749	$42,825
Sep 24	$38,488	$33,448	$44,038
Oct 24	$38,187	$33,145	$43,893
Nov 24	$40,577	$35,090	$46,740
Dec 24	$40,830	$34,254	$47,152

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Capital Appreciation Portfolio...
	31.51%	15.85%	15.11%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 255,120,973
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 896,603
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$255,120,973
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$896,603
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Consumer Discretionary...
14.9
Communication Services...
14.1
Health Care...
8.3
Financials...
7.4
Industrials...
6.0
Materials...
1.3
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000010832
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Portfolio
Trading Symbol	GLALS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 9.74%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Global Allocation Portfolio	FTSE World Index	Reference Benchmark
Jan 15	$10,013	$9,835	$9,919
Feb 15	$10,354	$10,390	$10,207
Mar 15	$10,284	$10,231	$10,097
Apr 15	$10,477	$10,503	$10,271
May 15	$10,509	$10,515	$10,235
Jun 15	$10,316	$10,280	$10,087
Jul 15	$10,313	$10,411	$10,193
Aug 15	$9,947	$9,722	$9,808
Sep 15	$9,665	$9,367	$9,644
Oct 15	$10,078	$10,106	$10,100
Nov 15	$10,032	$10,041	$10,007
Dec 15	$9,938	$9,863	$9,922
Jan 16	$9,603	$9,282	$9,655
Feb 16	$9,498	$9,227	$9,698
Mar 16	$9,896	$9,906	$10,185
Apr 16	$10,015	$10,061	$10,296
May 16	$9,966	$10,090	$10,280
Jun 16	$9,966	$10,015	$10,360
Jul 16	$10,252	$10,452	$10,636
Aug 16	$10,301	$10,472	$10,613
Sep 16	$10,356	$10,538	$10,671
Oct 16	$10,224	$10,363	$10,469
Nov 16	$10,259	$10,464	$10,394
Dec 16	$10,360	$10,716	$10,523
Jan 17	$10,551	$11,000	$10,710
Feb 17	$10,743	$11,317	$10,916
Mar 17	$10,835	$11,454	$10,990
Apr 17	$10,970	$11,639	$11,138
May 17	$11,147	$11,902	$11,337
Jun 17	$11,169	$11,958	$11,356
Jul 17	$11,401	$12,265	$11,588
Aug 17	$11,444	$12,306	$11,651
Sep 17	$11,515	$12,563	$11,747
Oct 17	$11,607	$12,817	$11,874
Nov 17	$11,743	$13,084	$12,063
Dec 17	$11,816	$13,296	$12,175
Jan 18	$12,247	$14,015	$12,596
Feb 18	$11,873	$13,450	$12,268
Mar 18	$11,772	$13,177	$12,168
Apr 18	$11,722	$13,317	$12,169
May 18	$11,715	$13,335	$12,178
Jun 18	$11,643	$13,290	$12,148
Jul 18	$11,864	$13,715	$12,374
Aug 18	$11,886	$13,846	$12,469
Sep 18	$11,835	$13,940	$12,480
Oct 18	$11,285	$12,911	$11,905
Nov 18	$11,424	$13,067	$12,026
Dec 18	$10,957	$12,131	$11,606
Jan 19	$11,528	$13,078	$12,198
Feb 19	$11,667	$13,436	$12,367
Mar 19	$11,790	$13,598	$12,524
Apr 19	$11,983	$14,077	$12,777
May 19	$11,667	$13,275	$12,421
Jun 19	$12,145	$14,149	$13,008
Jul 19	$12,103	$14,205	$13,017
Aug 19	$12,111	$13,892	$12,972
Sep 19	$12,204	$14,218	$13,101
Oct 19	$12,469	$14,609	$13,340
Nov 19	$12,640	$14,984	$13,495
Dec 19	$12,943	$15,496	$13,787
Jan 20	$12,967	$15,352	$13,785
Feb 20	$12,451	$14,060	$13,154
Mar 20	$11,337	$12,163	$12,128
Apr 20	$12,265	$13,483	$12,941
May 20	$12,741	$14,128	$13,310
Jun 20	$12,999	$14,536	$13,557
Jul 20	$13,676	$15,256	$14,072
Aug 20	$14,215	$16,225	$14,574
Sep 20	$13,995	$15,698	$14,286
Oct 20	$13,733	$15,232	$14,023
Nov 20	$15,032	$17,217	$15,149
Dec 20	$15,644	$18,027	$15,626
Jan 21	$15,566	$17,877	$15,497
Feb 21	$15,775	$18,323	$15,618
Mar 21	$15,905	$18,938	$15,870
Apr 21	$16,463	$19,814	$16,360
May 21	$16,689	$20,125	$16,580
Jun 21	$16,680	$20,391	$16,621
Jul 21	$16,680	$20,678	$16,850
Aug 21	$16,848	$21,187	$17,072
Sep 21	$16,310	$20,301	$16,534
Oct 21	$16,769	$21,363	$16,987
Nov 21	$16,310	$20,870	$16,763
Dec 21	$16,706	$21,804	$17,210
Jan 22	$16,042	$20,707	$16,593
Feb 22	$15,685	$20,222	$16,315
Mar 22	$15,556	$20,769	$16,367
Apr 22	$14,703	$19,060	$15,301
May 22	$14,842	$19,124	$15,374
Jun 22	$13,940	$17,419	$14,399
Jul 22	$14,583	$18,740	$15,144
Aug 22	$14,149	$18,003	$14,546
Sep 22	$13,203	$16,302	$13,463
Oct 22	$13,666	$17,434	$14,006
Nov 22	$14,462	$18,728	$14,870
Dec 22	$14,079	$17,979	$14,526
Jan 23	$14,817	$19,269	$15,290
Feb 23	$14,304	$18,787	$14,870
Mar 23	$14,632	$19,368	$15,356
Apr 23	$14,755	$19,701	$15,560
May 23	$14,612	$19,548	$15,355
Jun 23	$15,104	$20,689	$15,851
Jul 23	$15,390	$21,405	$16,194
Aug 23	$15,042	$20,872	$15,889
Sep 23	$14,499	$19,997	$15,339
Oct 23	$14,294	$19,417	$15,026
Nov 23	$15,257	$21,271	$16,114
Dec 23	$15,934	$22,326	$16,806
Jan 24	$15,944	$22,530	$16,835
Feb 24	$16,387	$23,469	$17,145
Mar 24	$16,809	$24,240	$17,523
Apr 24	$16,197	$23,369	$17,000
May 24	$16,767	$24,374	$17,513
Jun 24	$16,967	$24,906	$17,735
Jul 24	$17,155	$25,346	$18,117
Aug 24	$17,532	$26,028	$18,545
Sep 24	$17,822	$26,496	$18,848
Oct 24	$17,392	$25,946	$18,341
Nov 24	$17,919	$27,001	$18,731
Dec 24	$17,486	$26,336	$18,334

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Global Allocation Portfolio...
	9.74%	6.20%	5.75%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 146,008,958
Holdings Count | Holding	1,674
Advisory Fees Paid, Amount	$ 132,200
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$146,008,958
Number of Portfolio Holdings...
1,674
Net Investment Advisory Fees...
$132,200
Portfolio Turnover Rate...
155%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	66.5%	-%	66.5%
United Kingdom...
	4.8	-	4.8
Japan...
	3.5	-	3.5
France...
	3.3	-	3.3
Italy...
	2.3	-	2.3
Netherlands...
	2.3	-	2.3
Canada...
	1.8	-	1.8
China...
	1.7	-	1.7
Germany...
	1.7	-	1.7
Taiwan...
	1.3	-	1.3
OtherFootnote Reference(b)...
	10.8	-	10.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000010836
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market Portfolio
Trading Symbol	MNRSV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 108,096,016
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 415,291
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$108,096,016
Number of Portfolio Holdings...
88
Net Investment Advisory Fees...
$415,291
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.09%
   7-Day Yield...
4.09%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.5%
U.S. Treasury Obligations...
39.2
U.S. Government Sponsored Agency Obligations...
17.7
Other Assets Less Liabilities...
3.6

C000010829
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Portfolio
Trading Symbol	BLCPS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Balanced Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Sustainable Balanced Portfolio	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 12.88%.

  For the same period, the MSCI All Country World Index returned 17.49% and the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

The portfolio has three main drivers of absolute performance: tactical asset allocation (including stock, bond, and currency positioning, as well as regional tilts), equity security selection, and fixed income security selection. Given the positive returns for global equities and U.S. bonds in 2024, all three strategies made positive contributions to absolute returns.

The Fund held derivatives as a part of its investment strategy. The portfolio management team used derivatives as a means to manage risk and/or take outright views on equities and bonds. Derivatives held to express active asset allocation views produced positive returns in the annual period.

What detracted from performance?

Currency positioning in tactical asset allocation strategy detracted. The Fund was positioned short in the U.S. dollar versus a basket of developed market currencies, which was a negative at a time of dollar strength. With respect to security selection in equities, environmental, social, and governance-related insights detracted. Fundamental valuation measures also experienced negative absolute returns given the market’s focus on a very narrow group of richly valued U.S. technology stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock Sustainable Balanced Portfolio	MSCI All Country World Index	Bloomberg U.S. Aggregate Bond Index	60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Jan 15	$9,736	$9,844	$10,210	$9,990
Feb 15	$10,163	$10,392	$10,114	$10,286
Mar 15	$10,090	$10,231	$10,161	$10,210
Apr 15	$10,090	$10,528	$10,124	$10,373
May 15	$10,202	$10,514	$10,100	$10,355
Jun 15	$10,056	$10,266	$9,990	$10,163
Jul 15	$10,226	$10,355	$10,059	$10,244
Aug 15	$9,841	$9,646	$10,045	$9,817
Sep 15	$9,677	$9,296	$10,113	$9,630
Oct 15	$10,163	$10,026	$10,114	$10,084
Nov 15	$10,152	$9,943	$10,088	$10,024
Dec 15	$10,052	$9,764	$10,055	$9,902
Jan 16	$9,680	$9,175	$10,193	$9,599
Feb 16	$9,668	$9,112	$10,266	$9,586
Mar 16	$10,118	$9,787	$10,360	$10,048
Apr 16	$10,100	$9,931	$10,400	$10,152
May 16	$10,203	$9,944	$10,402	$10,161
Jun 16	$10,197	$9,884	$10,589	$10,197
Jul 16	$10,471	$10,310	$10,656	$10,486
Aug 16	$10,531	$10,344	$10,644	$10,503
Sep 16	$10,550	$10,408	$10,638	$10,539
Oct 16	$10,459	$10,231	$10,556	$10,399
Nov 16	$10,773	$10,309	$10,307	$10,348
Dec 16	$10,922	$10,531	$10,321	$10,488
Jan 17	$11,077	$10,819	$10,341	$10,669
Feb 17	$11,414	$11,123	$10,411	$10,877
Mar 17	$11,401	$11,259	$10,405	$10,954
Apr 17	$11,569	$11,434	$10,486	$11,091
May 17	$11,653	$11,687	$10,567	$11,272
Jun 17	$11,679	$11,740	$10,556	$11,298
Jul 17	$11,831	$12,068	$10,601	$11,507
Aug 17	$11,917	$12,114	$10,696	$11,575
Sep 17	$12,108	$12,348	$10,645	$11,687
Oct 17	$12,272	$12,605	$10,652	$11,835
Nov 17	$12,463	$12,849	$10,638	$11,966
Dec 17	$12,515	$13,056	$10,687	$12,104
Jan 18	$12,982	$13,793	$10,564	$12,458
Feb 18	$12,729	$13,213	$10,464	$12,097
Mar 18	$12,594	$12,931	$10,531	$11,973
Apr 18	$12,594	$13,054	$10,452	$12,006
May 18	$12,768	$13,070	$10,527	$12,049
Jun 18	$12,784	$13,000	$10,514	$12,004
Jul 18	$13,047	$13,392	$10,516	$12,222
Aug 18	$13,344	$13,497	$10,584	$12,311
Sep 18	$13,368	$13,555	$10,516	$12,312
Oct 18	$12,678	$12,540	$10,433	$11,719
Nov 18	$12,838	$12,723	$10,495	$11,850
Dec 18	$12,182	$11,827	$10,688	$11,436
Jan 19	$12,950	$12,761	$10,801	$12,027
Feb 19	$13,220	$13,102	$10,795	$12,217
Mar 19	$13,464	$13,267	$11,003	$12,403
Apr 19	$13,795	$13,715	$11,005	$12,655
May 19	$13,403	$12,901	$11,201	$12,295
Jun 19	$13,978	$13,746	$11,341	$12,840
Jul 19	$14,092	$13,786	$11,366	$12,874
Aug 19	$14,005	$13,459	$11,661	$12,824
Sep 19	$14,118	$13,742	$11,599	$12,958
Oct 19	$14,301	$14,119	$11,634	$13,187
Nov 19	$14,615	$14,463	$11,628	$13,377
Dec 19	$14,869	$14,973	$11,620	$13,656
Jan 20	$15,010	$14,807	$11,843	$13,671
Feb 20	$14,288	$13,611	$12,056	$13,107
Mar 20	$12,891	$11,774	$11,985	$12,014
Apr 20	$14,138	$13,035	$12,198	$12,872
May 20	$14,654	$13,602	$12,255	$13,232
Jun 20	$14,926	$14,036	$12,332	$13,519
Jul 20	$15,537	$14,779	$12,517	$14,028
Aug 20	$16,235	$15,683	$12,416	$14,498
Sep 20	$15,857	$15,178	$12,409	$14,215
Oct 20	$15,527	$14,809	$12,353	$13,982
Nov 20	$16,754	$16,634	$12,475	$15,071
Dec 20	$17,211	$17,406	$12,492	$15,499
Jan 21	$17,057	$17,327	$12,402	$15,412
Feb 21	$17,314	$17,729	$12,223	$15,537
Mar 21	$17,673	$18,202	$12,071	$15,709
Apr 21	$18,329	$18,998	$12,166	$16,170
May 21	$18,462	$19,294	$12,206	$16,343
Jun 21	$18,800	$19,548	$12,291	$16,518
Jul 21	$19,164	$19,682	$12,429	$16,660
Aug 21	$19,445	$20,175	$12,405	$16,897
Sep 21	$18,811	$19,342	$12,298	$16,420
Oct 21	$19,601	$20,329	$12,294	$16,921
Nov 21	$19,549	$19,839	$12,331	$16,697
Dec 21	$20,078	$20,633	$12,299	$17,080
Jan 22	$19,186	$19,620	$12,034	$16,430
Feb 22	$18,656	$19,113	$11,900	$16,102
Mar 22	$18,873	$19,527	$11,569	$16,132
Apr 22	$17,681	$17,964	$11,130	$15,113
May 22	$17,825	$17,985	$11,202	$15,162
Jun 22	$16,778	$16,469	$11,026	$14,300
Jul 22	$17,651	$17,619	$11,296	$15,039
Aug 22	$17,005	$16,970	$10,977	$14,537
Sep 22	$15,752	$15,346	$10,502	$13,451
Oct 22	$16,336	$16,272	$10,366	$13,868
Nov 22	$17,468	$17,534	$10,748	$14,717
Dec 22	$16,914	$16,844	$10,699	$14,343
Jan 23	$17,897	$18,051	$11,028	$15,137
Feb 23	$17,393	$17,534	$10,743	$14,720
Mar 23	$17,934	$18,075	$11,016	$15,142
Apr 23	$18,192	$18,334	$11,083	$15,309
May 23	$17,959	$18,138	$10,962	$15,144
Jun 23	$18,622	$19,191	$10,923	$15,650
Jul 23	$18,990	$19,894	$10,915	$15,989
Aug 23	$18,632	$19,338	$10,846	$15,680
Sep 23	$17,980	$18,538	$10,570	$15,132
Oct 23	$17,586	$17,981	$10,403	$14,764
Nov 23	$18,916	$19,640	$10,874	$15,849
Dec 23	$19,716	$20,584	$11,291	$16,548
Jan 24	$19,754	$20,704	$11,260	$16,588
Feb 24	$20,249	$21,593	$11,101	$16,921
Mar 24	$20,821	$22,271	$11,203	$17,303
Apr 24	$20,262	$21,536	$10,920	$16,785
May 24	$21,101	$22,411	$11,105	$17,308
Jun 24	$21,457	$22,910	$11,210	$17,605
Jul 24	$21,792	$23,279	$11,472	$17,940
Aug 24	$22,271	$23,870	$11,637	$18,316
Sep 24	$22,698	$24,425	$11,793	$18,670
Oct 24	$22,193	$23,877	$11,500	$18,233
Nov 24	$22,763	$24,770	$11,622	$18,719
Dec 24	$22,255	$24,183	$11,432	$18,331

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock Sustainable Balanced Portfolio...
	12.88%	8.40%	8.33%
MSCI All Country World Index...
	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 454,358,052
Holdings Count | Holding	1,533
Advisory Fees Paid, Amount	$ 1,674,651
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$454,358,052
Number of Portfolio Holdings...
1,533
Net Investment Advisory Fees...
$1,674,651
Portfolio Turnover Rate...
104%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
61.2%
Corporate Bonds...
18.8
U.S. Treasury Obligations...
11.0
U.S. Government Sponsored Agency Securities...
7.4
Investment Companies...
1.1
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Foreign Government Obligations...
0.1
Other Interests...
-

Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.